CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	$ 0	$ 0
Investments in money market funds	57,000,000	397,000,000
Overdrawn amount	$ 3,000,000	$ 13,000,000	$ 13,000,000